Unsecured Convertible Note (‘Atalaya Note’) (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
		Dec. 29, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Original issue discount rate			7.50%			7.50%		7.50%
Settlement issue shares (in Shares)						125,120
Amount received								$ 7,802,010
Fair value of Atalaya note								10,067,601
Change in fair value								1,632,996
Convertible Note									31,795,988
Percentage of bears interest								8.00%
Unrestricted shares (in Shares)								1,640
Fair value of shares issued	[1]			$ 2,324,696
Payment for unsecured promissory notes								$ 1,231,368
Percentage of discount								7.50%
Conversion price of per share (in Dollars per share)								$ 1,000
Reverse stock split shares (in Shares)		199,994				19,695,305		10	19,695,305
Conversion floor price per share (in Dollars per share)								$ 25
Unrestricted shares of common stock (in Shares)								1,640
Atalaya Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Fair value			$ 10,167,194			$ 10,167,194		$ 10,167,194
Original issue discount rate			7.50%			7.50%		7.50%
Principal amount			$ 632,596			$ 632,596
Prior to Reverse Stock Split (in Shares)						12,512,080
Stock Issued During Period Value Settlement (in Shares)			2,324,696			2,324,696
Amount received						$ 7,802,009		$ 7,802,009
Fair value of Atalaya note								$ 10,067,601
Change in fair value			$ 390,218			$ 970,020
Convertible Note										$ 8,434,605
Percentage of bears interest			8.00%			8.00%
Percentage of amortization conversion price								25.00%
Unsecured Convertible Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Principal amount			$ 8,434,605			$ 8,434,605		$ 8,434,605
Fair value of Atalaya note			$ 6,772,885			6,772,885		$ 10,067,601
Midtown Madison Management LLC [Mrember]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Unrestricted shares (in Shares)								164,000
Fair value of shares issued						$ 492,000
ACM Zoomcar Convert LLC [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Payment for unsecured promissory notes								$ 1,231,368
Payment for vendors								6,570,642
Atalaya Note payable [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Principal amount								$ 632,596
Unrestricted shares (in Shares)								164,000
Fair value of shares issued								$ 492,000
Conversion Floor [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Price of per share (in Dollars per share)								$ 0.25
The Atalaya Note Were Initially [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Convertible Note										$ 8,434,605

[1]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.